Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2021		kr 3,990		kr (102)	kr (27)	kr 16,947	kr 20,808
Net profit						287	287	[1]
Other comprehensive income				50	36		86
Total comprehensive income				50	36	287	373	[1]
Dividend						(414)	(414)
Balance at the end of the period at Jun. 30, 2022	[2]	3,990		(52)	9	16,820	20,767
Balance at the beginning of the period at Dec. 31, 2021		3,990		(102)	(27)	16,947	20,808
Net profit						1,166	1,166	[1]
Other comprehensive income			kr (97)	79	33		15
Total comprehensive income			(97)	79	33	1,166	1,181	[1]
Dividend						(414)	(414)
Balance at the end of the period at Dec. 31, 2022	[2]	3,990	(97)	(23)	6	17,699	21,575
Net profit						513	513	[1]
Other comprehensive income			(22)	17	0		(5)
Total comprehensive income			(22)	17	0	513	508	[1]
Balance at the end of the period at Jun. 30, 2023	[2]	kr 3,990	kr (119)	kr (6)	kr 6	kr 18,212	kr 22,083

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.